UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

Master Investment Portfolio

Money Market Master Portfolio

Treasury Money Market Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III

            and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2019

Date of reporting period: 03/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2019	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Institutional Money Market Master Portfolio of Master Investment Portfolio	$47,168,656,102

Total Investments (Cost - $47,157,507,699) — 100.2%	47,168,656,102

Liabilities in Excess of Other Assets — (0.2)%	(106,816,421)

Net Assets — 100.0%	$47,061,839,681

BlackRock Cash Funds: Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Institutional Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $47,168,656,102 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$7,961,441,184

Total Investments (Cost - $7,961,441,184) — 100.1%	$7,961,441,184

Liabilities in Excess of Other Assets — (0.1)%	(10,612,946)

Net Assets — 100.0%	$7,950,828,238

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $7,961,441,184 and 82.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit — 33.4%

Domestic — 2.7%
Wells Fargo Bank NA(a):
(3 mo. LIBOR US + 0.10%), 2.89%, 04/15/19	$228,500	$228,515,421
(3 mo. LIBOR US + 0.21%), 2.98%, 04/23/19	250,000	250,038,790
(1 mo. LIBOR US + 0.39%), 2.87%, 12/06/19	262,000	262,492,230
(1 mo. LIBOR US + 0.40%), 2.88%, 12/16/19	250,000	250,506,153
(3 mo. LIBOR US + 0.21%), 3.01%, 02/07/20	278,500	278,897,656

		1,270,450,250

Euro — 1.5%
Credit Industriel et Commercial, London:
0.01%, 08/01/19	150,000	148,669,716
0.01%, 11/07/19	250,000	245,945,970
0.01%, 11/08/19	325,000	319,706,514

		714,322,200

Yankee(b) — 29.2%
Australia & New Zealand Banking Group Ltd., New York, 2.70%, 03/31/20	109,250	109,279,784
Bank of Montreal, Chicago(a):
(1 mo. LIBOR US + 0.40%), 2.89%, 12/23/19	300,000	300,000,000
(1 mo. LIBOR US + 0.42%), 2.90%, 01/17/20	349,000	349,778,807
Bank of Nova Scotia, Houston (SOFRRATE + 0.43%), 2.83%, 05/16/19(a)	229,000	229,075,641
Barclays Bank PLC, New York:
2.82%, 05/08/19	557,000	557,174,842
2.79%, 06/05/19	250,000	250,102,280
Bayerische Landesbank, New York, 2.56%, 04/03/19	435,000	435,004,811
BNP Paribas SA, New York(a):
(1 mo. LIBOR US + 0.28%), 2.77%, 04/12/19	125,000	125,016,382
(3 mo. LIBOR US + 0.19%), 2.80%, 09/27/19	292,000	292,000,000
Canadian Imperial Bank of Commerce, New York(a):
(1 mo. LIBOR US + 0.40%), 2.88%, 06/07/19	395,200	395,488,852
(1 mo. LIBOR US + 0.40%), 2.89%, 06/10/19	230,000	230,173,622
(1 mo. LIBOR US + 0.33%), 2.83%, 08/13/19	223,500	223,697,706
(1 mo. LIBOR US + 0.39%), 2.87%, 12/06/19	330,000	330,553,483

Security	Par (000)	Value

Yankee(b) (continued)
Cooperatieve Rabobank UA, New York (3 mo. LIBOR US + 0.20%), 3.00%, 04/05/19(a)	$168,550	$168,554,001
Credit Agricole CIB, New York:
2.76%, 03/18/20	244,750	244,899,829
(3 mo. LIBOR US + 0.13%), 2.76%, 03/20/20(a)	306,500	306,498,961
Credit Suisse AG, New York (SOFRRATE + 0.45%), 2.88%, 07/12/19(a)	145,000	145,116,361
Lloyds Bank Corporate Markets PLC (1 mo. LIBOR US + 0.37%), 2.86%, 08/08/19(a)	208,000	208,000,000
Lloyds Bank PLC, New York, 2.73%, 10/18/19	300,000	300,113,319
Mizuho Bank Ltd., New York:
(3 mo. LIBOR US + 0.15%), 2.93%, 04/18/19(a)	249,000	249,018,458
(1 mo. LIBOR US + 0.37%), 2.86%, 07/31/19(a)	300,000	300,254,604
(SOFRRATE + 0.25%), 2.68%, 08/22/19(a)	200,000	200,000,000
2.70%, 09/17/19	300,000	300,155,868
MUFG Bank Ltd., New York:
(1 mo. LIBOR US + 0.33%), 2.81%, 08/15/19(a)	371,500	371,813,420
(3 mo. LIBOR US + 0.10%), 2.88%, 10/24/19(a)	174,700	174,796,296
(3 mo. LIBOR US + 0.10%), 2.88%, 10/28/19(a)	200,000	200,000,000
2.72%, 02/24/20	275,500	275,580,272
(3 mo. LIBOR US + 0.18%), 2.84%, 02/24/20(a)	351,000	350,997,831
(3 mo. LIBOR US + 0.18%), 2.82%, 02/27/20(a)	250,000	249,998,517
Nordea Bank AB, New York (3 mo. LIBOR US + 0.20%), 3.00%, 04/05/19(a)	304,150	304,157,221
Royal Bank of Canada, New York (1 mo. LIBOR US + 0.31%), 2.79%, 08/16/19(a)	243,000	243,187,394
Societe Generale, New York(a):
(3 mo. LIBOR US + 0.16%), 2.93%, 04/23/19	78,000	78,008,472
(3 mo. LIBOR US + 0.16%), 2.94%, 04/24/19	100,000	100,011,841
(3 mo. LIBOR US + 0.20%), 2.80%, 06/12/19	294,000	294,130,268
Standard Chartered Bank, New York:
(3 mo. LIBOR US + 0.23%), 3.01%, 04/24/19(a)	235,600	235,629,620
(3 mo. LIBOR US + 0.23%), 2.99%, 04/26/19(a)	497,500	497,500,000

1

Schedule of Investments (unaudited) (continued) March 31, 2019	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Yankee(b) (continued)
Standard Chartered Bank, New York (continued):
2.70%, 09/20/19	$285,250	$285,373,562
2.70%, 10/23/19	389,800	389,972,175
Sumitomo Mitsui Banking Corp., New York(a):
(3 mo. LIBOR US + 0.11%), 2.90%, 04/15/19	266,000	266,014,082
(3 mo. LIBOR US + 0.15%), 2.93%, 04/18/19	284,000	284,021,053
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(3 mo. LIBOR US + 0.10%), 2.90%, 04/05/19	245,000	245,003,788
(3 mo. LIBOR US + 0.15%), 2.92%, 04/17/19	489,000	489,033,946
(3 mo. LIBOR US + 0.20%), 2.88%, 08/16/19	362,000	362,198,734
(3 mo. LIBOR US + 0.235%), 3.02%, 01/15/20	418,000	418,436,237
(3 mo. LIBOR US + 0.19%), 2.84%, 02/25/20	525,000	524,996,782
Svenska Handelsbanken AB, New York(a):
(3 mo. LIBOR US + 0.20%), 2.81%, 12/06/19	200,000	200,000,000
(3 mo. LIBOR US + 0.21%), 2.84%, 12/19/19	229,500	229,791,520
(3 mo. LIBOR US + 0.21%), 2.82%, 12/27/19	255,000	255,334,290
Toronto-Dominion Bank, New York, 2.73%, 08/07/19	201,500	201,572,748

		13,777,517,680

Total Certificates of Deposit — 33.4% (Cost — $15,754,407,842)		15,762,290,130

Commercial Paper — 20.7%
ABN Amro Funding USA LLC, 2.73%, 12/13/19(c)	100,000	98,007,858
Banco Santander, New York(c):
2.79%, 04/15/19	72,500	72,416,361
2.79%, 04/18/19	250,000	249,660,140
Barclays Bank PLC, New York(c):
2.96%, 05/09/19	100,000	99,704,800
2.96%, 05/10/19	150,000	149,544,300
Bennington Sark Cap Co., 2.48%, 04/02/19(c)	150,000	149,958,267
BPCE SA, 3.00%, 06/21/19(c)	305,500	303,710,787
Coca-Cola Co.(c):
3.07%, 12/09/19	151,500	148,607,929

Security	Par (000)	Value

Commercial Paper (continued)
Coca-Cola Co.(c) (continued):
3.04%, 12/11/19	$83,000	$81,401,953
Collateralized Commercial Paper Co. LLC, 3.05%, 06/12/19(c)	115,000	114,392,656
Collateralized Commercial Paper Flex Co. LLC (3 mo. LIBOR US + 0.27%), 3.07%, 01/10/20(a)(d)	173,000	173,000,000
Commonwealth Bank of Australia (3 mo. LIBOR US + 0.20%), 3.00%, 04/05/19(a)(d)	100,000	100,002,421
Crown Point Capital Co. LLC(d):
3.03%, 07/01/19	250,000	250,283,457
2.72%, 09/05/19	270,000	270,000,000
2.72%, 09/06/19	300,000	300,126,576
Enbridge, Inc., 2.83%, 04/12/19(c)	182,220	182,030,936
Glencove Funding LLC(c):
2.87%, 04/11/19	50,000	49,956,035
3.05%, 05/29/19	100,000	99,555,886
HSBC Bank PLC (3 mo. LIBOR US + 0.21%), 2.98%, 04/17/19(a)(d)	303,000	303,031,097
Hyundai Capital America(c):
2.74%, 04/05/19	14,000	13,992,786
2.76%, 04/18/19	200,000	199,698,888
JP Morgan Securities LLC, 2.84%, 07/11/19(c)	218,000	216,331,718
Landesbank Baden-Wurttemberg, New York(c):
2.56%, 04/02/19	855,000	854,764,114
2.50%, 04/05/19	200,000	199,903,362
LMA Americas LLC, 2.61%, 04/03/19(c)	70,000	69,976,375
Matchpoint Finance PLC, 3.01%, 05/21/19(c)	99,000	98,622,799
National Security Clearing Corp., 3.09%, 01/02/20(c)	250,000	244,551,750
Nationwide Building Society, 2.71%, 08/19/19(c)	300,000	296,738,409
Ridgefield Funding Co. LLC(c):
2.50%, 04/03/19	100,000	99,965,972
2.67%, 05/15/19	49,899	49,736,265
3.05%, 06/11/19	237,000	235,754,314
Royal Bank of Canada(a):
(3 mo. LIBOR US + 0.21%), 3.01%, 01/07/20	96,000	96,131,035
(SOFRRATE + 0.51%), 2.91%, 01/09/20	283,500	284,073,566
Santander UK PLC, 2.59%, 06/05/19(c)	250,000	248,806,695
Sheffield Receivables Co. LLC, 2.95%, 05/02/19(c)	150,000	149,652,350
Starbird Funding Corp., 2.99%, 06/03/19(c)	130,000	129,393,680
Suncor Energy, Inc., 2.76%, 05/02/19(c)	47,000	46,878,153
Toyota Motor Credit Corp.(a):
2.87%, 04/03/19	109,000	109,000,499

2

Schedule of Investments (unaudited) (continued) March 31, 2019	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper (continued)
Toyota Motor Credit Corp.(a) (continued):
2.88%, 04/04/19	$200,000	$200,001,856
UBS AG(a)(d):
(3 mo. LIBOR US + 0.33%), 3.12%, 04/04/19	404,545	404,554,309
(1 mo. LIBOR US + 0.42%), 2.92%, 05/31/19	508,750	509,116,361
(1 mo. LIBOR US + 0.42%), 2.90%, 06/19/19	200,000	200,171,400
(1 mo. LIBOR US + 0.40%), 2.89%, 07/02/19	89,500	89,580,441
(3 mo. LIBOR US + 0.20%), 3.00%, 07/09/19	300,000	300,103,857
(1 mo. LIBOR US + 0.26%), 2.76%, 08/28/19	264,000	264,116,986
(3 mo. LIBOR US + 0.32%), 2.95%, 12/19/19	289,500	289,908,453
VW Credit, Inc., 2.77%, 05/03/19(c)	188,000	187,497,910
Westpac Banking Corp.(a)(d):
(3 mo. LIBOR US + 0.22%), 3.03%, 04/03/19	250,000	250,002,112
(3 mo. LIBOR US + 0.15%), 2.93%, 01/10/20	224,000	224,187,387

Total Commercial Paper — 20.7% (Cost — $9,755,284,808)		9,758,605,261

Corporate Bonds — 0.9%

Diversified Financial Services — 0.9%
American Honda Finance Corp.(a):
(3 mo. LIBOR US + 0.06%), 2.80%, 05/08/19	100,000	100,004,346
(3 mo. LIBOR US + 0.05%), 2.65%, 06/24/19	273,160	273,096,406
Sumitomo Mitsui Banking Corp., New York (3 mo. LIBOR US + 0.46%), 3.14%, 05/15/19(a)	43,300	43,323,193

		416,423,945

Total Corporate Bonds — 0.9% (Cost — $416,476,518)		416,423,945

Municipal Bonds(e) — 2.3%
Deutsche Bank Spears/Lifers Trust, RB, VRDN, 2.72%, 12/01/52(d)	270,000	270,000,000
Jets Stadium Development LLC(d):
2.49%, 04/01/47	40,105	40,105,000
2.49%, 04/01/47	29,800	29,800,000
VRDN, Series A-4B, 2.49%, 04/01/47	2,500	2,500,000
Jets Stadium Finance Secured, 2.49%, 04/01/47(d)	122,095	122,095,000

Security	Par (000)	Value

Municipal Bonds(e) (continued)
Maine State Housing Authority, Refunding RB, VRDN, 2.40%, 11/15/50	$50,000	$50,000,000
Rib Floater Trust Various States, RB(d):
Series 19-W, 2.84%, 08/15/22	96,680	96,680,000
VRDN, 2.84%, 07/01/22	122,275	122,275,000
Taxable Municipal Funding Trust, RB(d):
(AGM), VRDN, 2.52%, 11/01/39	35,085	35,085,000
(AGM), VRDN, 2.51%, 01/01/49	35,755	35,755,000
Series 2018-001, 2.51%, 07/01/19	10,000	10,000,000
VRDN, 2.84%, 07/31/28	71,070	71,070,000
VRDN, 2.84%, 09/01/46	7,095	7,095,000
VRDN, 2.52%, 06/01/47	30,210	30,210,000
VRDN, 2.84%, 01/01/49	116,615	116,615,000
VRDN, 2.52%, 07/01/54	63,605	63,605,000

Total Municipal Bonds — 2.3% (Cost — $1,102,890,000)		1,102,890,000

Time Deposits — 9.3%
ABN Amro Bank NV, 2.70%, 04/04/19	800,000	800,000,000
Australia & New Zealand Banking Group Ltd., 2.41%, 04/01/19	400,000	400,000,000
Credit Agricole CIB, New York, 2.43%, 04/01/19	658,211	658,211,000
Landesbank Hessen-Thueringen Girozentrale:
2.57%, 04/01/19	706,000	706,000,000
2.55%, 04/02/19	351,000	351,000,000
Mizuho Bank Ltd., New York:
2.50%, 04/01/19	650,000	650,000,000
2.70%, 04/03/19	450,000	450,000,000
Natixis SA, New York, 2.40%, 04/01/19	80,000	80,000,000
Skandinaviska Enskilda Banken AB, New York, 2.40%, 04/01/19	300,000	300,000,000

Total Time Deposits — 9.3% (Cost — $4,395,211,000)		4,395,211,000

U.S. Government Sponsored Agency Obligations — 4.2%
Federal Home Loan Bank Discount Notes, 2.42%, 04/17/19 - 05/03/19(c)	2,000,000	1,996,773,330

Total U.S. Government Sponsored Agency Obligations — 4.2% (Cost — $1,996,786,667)		1,996,773,330

U.S. Treasury Obligations — 2.0%
U.S. Treasury Bills(c):
2.42%, 04/09/19	600,000	599,683,002
2.46%, 04/16/19	156,000	155,846,112

3

Schedule of Investments (unaudited) (continued) March 31, 2019	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills(c) (continued):
2.50%, 04/23/19	$175,000	$174,744,474

Total U.S. Treasury Obligations — 2.0% (Cost — $930,262,017)		930,273,588

Value

Total Repurchase Agreements — 27.0%	$12,734,500,897

Total Investments — 99.8% (Cost — $47,085,819,749)	47,096,968,151

Other Assets Less Liabilities — 0.2%	71,687,951

Net Assets — 100.0%	$47,168,656,102

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

LIBOR	London Interbank Offered Rate

RB	Revenue Bonds

VRDN	Variable Rate Demand Notes

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Barclays Capital, Inc.	2.52%		03/29/19	04/01/19	$144,000	$144,000	$144,030,240	Corporate Debt/Obligation, 1.90% to 8.75%, due 05/04/20 to 03/01/59	$144,679,683	$151,200,001
	2.55		03/29/19	04/01/19	234,000	234,000	234,049,725	Corporate Debt/Obligation, 2.13% to 8.75%, due 01/15/20 to 12/31/49	237,270,000	245,700,683
	2.75		03/29/19	04/01/19	137,000	137,000	137,031,396	Corporate Debt/Obligation, 2.88% to 10.50%, due 03/13/20 to 01/15/67	181,223,542	154,879,533
	2.95	(a)	03/29/19	07/02/19	145,000	145,000	146,128,785	Corporate Debt/Obligation, 2.46% to 5.50%, due 3/27/20 to 05/15/48	153,755,340	152,250,001

Total Barclays Capital, Inc.						$660,000				$704,030,218

BNP Paribas Securities Corp.	2.59		03/29/19	04/01/19	700,000	700,000	700,151,083	U.S. Treasury Obligation, 0.00% to 7.50%, due 07/31/22 to 11/15/48	636,125,500	714,000,058
	2.50		03/29/19	04/01/19	355,000	355,000	355,073,958	U.S. Government Sponsored Agency Obligation, 0.00% to 6.63%, due 07/11/19 to 12/31/49	365,237,211	372,399,014
	2.96	(a)	03/29/19	07/02/19	100,000	100,000	100,781,111	Corporate Debt/Obligation, 2.25% to 12.50%, due 12/10/19 to 03/01/78	113,749,109	113,074,322

Total BNP Paribas Securities Corp.						$1,155,000				$1,199,473,394

4

Schedule of Investments (unaudited) (continued) March 31, 2019	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	2.45%		03/29/19	04/01/19	$100,000	$100,000	$100,020,417	Corporate Debt/Obligation, 0.00% to 14.00%, due 07/15/19 to 03/01/39	$115,635,765	$120,000,000
	2.59	(b)	03/29/19	04/01/19	5,000	5,000	5,001,079	U.S. Treasury Obligation, 0.13% to 7.13%, due 12/15/19 to 02/15/45	4,892,983	5,103,139
	3.10	(a)	03/29/19	07/02/19	209,000	209,000	210,709,736	U.S. Treasury Obligation, 0.50% to 3.00%, due 03/31/20 to 02/15/48	206,992,800	213,657,711

Total Citigroup Global Markets, Inc.						$314,000				$338,760,850

Credit Agricole Corp.(b)	2.59	(b)	03/29/19	04/01/19	5,000	5,000	5,001,079	U.S. Treasury Obligation, 0.00% to 3.75%, due 04/25/19 to 11/15/43	4,955,599	5,099,998
Credit Suisse Securities (USA) LLC	2.95	(a)	03/29/19	05/03/19	482,000	482,000	483,382,403	Corporate Debt/Obligation, 0.00% to 15.24%, due 10/01/20 to 02/25/59	12,224,923,796	554,565,090
	2.95	(a)	03/29/19	05/03/19	100,000	100,000	100,286,806	Corporate Debt/Obligation, 2.89% to 10.75%, due 03/01/20 to 12/31/49	124,379,578	114,185,958

Total Credit Suisse Securities (USA) LLC						$582,000				$668,751,048

Deutsche Bank Securities, Inc.	2.60		03/29/19	04/01/19	1,200,000	1,200,000	1,200,260,000	U.S. Treasury Obligation, 0.13% to 7.63%, due 04/30/19 to 08/15/48	1,152,313,800	1,224,045,341
	2.62		03/29/19	04/01/19	800,000	800,000	800,174,667	U.S. Government Sponsored Agency Obligation, 0.00% to 7.13%, due 04/08/19 to 09/15/65	1,053,479,712	817,973,859

Total Deutsche Bank Securities, Inc.						$2,000,000				$2,042,019,200

HSBC Securities (USA), Inc.	2.52		03/29/19	04/01/19	114,000	114,000	114,023,940	U.S. Government Sponsored Agency Obligation, 2.10% to 8.75%, due 04/23/20 to 09/30/10	108,860,432	119,699,956
	2.60		03/29/19	04/01/19	123,500	123,500	123,526,758	Corporate Debt/Obligation, 2.20% to 9.50%, due 04/15/20 to 12/31/49	135,725,286	133,968,512
	3.00	(a)	03/29/19	06/28/19	31,000	31,000	31,235,083	Corporate Debt/Obligation, 4.88% to 5.63%, due 07/01/24 to 12/01/47	32,028,225	34,100,000

Total HSBC Securities (USA), Inc.						$268,500				$287,768,468

J.P. Morgan Securities LLC	2.50		03/29/19	04/01/19	285,000	285,000	285,059,375	Corporate Debt/Obligation, 0.00%, due 04/03/19	295,618,777	294,460,308
	2.62		03/29/19	04/01/19	2,775,000	2,775,000	2,775,605,875	U.S. Government Sponsored Agency Obligation, 3.00% to 9.00%, due 01/07/21 to 03/15/61	3,491,135,704	2,830,500,000

5

Schedule of Investments (unaudited) (continued) March 31, 2019	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
J.P. Morgan Securities LLC	2.70		03/29/19	04/01/19	$97,305	$97,305	$97,327,102	U.S. Treasury Obligation, 3.13%, due 11/15/28	$97,305,208	$104,238,204
	2.70		03/29/19	04/01/19	247,507	247,507	247,563,042	U.S. Treasury Obligation, 2.88%, due 11/15/21	247,507,353	254,004,421
	2.70%		03/29/19	04/01/19	426,346	426,346	426,441,700	U.S. Treasury Obligation, 2.88%, due 10/31/23	426,345,772	442,866,671
	2.70		03/29/19	04/01/19	251,041	251,041	251,096,925	U.S. Treasury Obligation, 3.00%, due 10/31/25	251,040,441	264,533,865
	2.70		03/29/19	04/01/19	301,103	301,103	301,170,689	U.S. Treasury Obligation, 2.63%, due 12/31/23	301,102,941	307,877,757
	2.70		03/29/19	04/01/19	428,699	428,699	428,795,639	U.S. Treasury Obligation, 2.50%, due 01/31/24	428,699,181	435,129,669
	2.49	(a)	03/29/19	04/05/19	498,000	498,000	498,241,115	U.S. Government Sponsored Agency Obligation, 0.00% to 7.00%, due 02/25/22 to 07/16/60	7,921,299,179	517,231,648
	2.95	(a)	03/29/19	06/28/19	320,000	320,000	322,386,222	Corporate Debt/Obligation, 0.24% to 9.16%, due 08/01/20 to 06/15/76	1,657,307,223	354,359,928
	2.52		03/29/19	04/01/19	116,000	116,000	116,024,360	Corporate Debt/Obligation, 0.00%, due 04/01/19	120,489,421	119,954,432
	2.58		03/29/19	04/01/19	90,000	90,000	90,019,350	Corporate Debt/Obligation, 0.00% to 6.56%, due 03/15/24 to 04/25/57	226,962,362	96,300,000
	2.75		03/29/19	04/01/19	90,000	90,000	90,020,625	Corporate Debt/Obligation, 0.34% to 7.38%, due 11/01/22 to 12/25/57	1,265,088,104	96,321,338
	2.90	(a)	03/29/19	06/28/19	175,000	175,000	176,282,847	Corporate Debt/Obligation, 0.35% to 8.50%, due 11/10/21 to 10/25/58	426,246,450	188,034,823
	3.10	(a)	03/29/19	06/28/19	205,000	205,000	206,606,403	Corporate Debt/Obligation, 1.36% to 10.73%, due 03/31/20 to 11/15/61	1,009,429,229	228,486,502

Total J.P. Morgan Securities LLC						$6,306,001				$6,534,299,566

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.50		03/29/19	04/01/19	115,000	115,000	115,023,958	U.S. Government Sponsored Agency Obligation, 3.50%, due 07/01/48	121,138,941	118,450,000
	2.80	(a)	03/29/19	05/03/19	65,000	65,000	65,176,944	Corporate Debt/Obligation, 3.14% to 8.04%, due 05/25/24 to 06/25/55	70,884,755	77,656,305
	3.10	(a)	03/29/19	06/02/19	240,000	240,000	241,343,333	Corporate Debt/Obligation, 4.64% to 10.24%, due 04/25/28 to 07/25/58	286,768,846	288,000,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$420,000				$484,106,305

Mizuho Security USA, Inc.	2.55		03/29/19	04/01/19	45,000	45,000	45,009,563	U.S. Treasury Obligation, 2.75%, due 07/31/23	44,697,300	45,900,020
	2.80		03/29/19	04/01/19	30,000	30,000	30,007,000	Corporate Debt/Obligation, 2.88% to 6.38%, due 06/08/23 to 03/20/30	30,252,431	31,214,731

6

Schedule of Investments (unaudited) (continued) March 31, 2019	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Mizuho Security USA, Inc.	3.05	(a)	03/29/19	05/03/19	$44,000	$44,000	$44,130,472	U.S. Government Sponsored Agency Obligation, 2.19% to 10.69%, due 06/25/21 to 09/15/58	$120,594,634	$46,803,879

Total Mizuho Security USA, Inc.						$119,000				$123,918,630

TD Securities (USA) LLC	2.52%		03/29/19	04/01/19	75,000	75,000	75,015,750	Corporate Debt/Obligation, 1.75% to 4.25%, due 09/09/19 to 08/19/26	78,256,717	78,750,000
Wells Fargo Securities LLC	2.50		03/29/19	04/01/19	200,000	200,000	200,041,667	Corporate Debt/Obligation, 0.00%, due 04/08/19	210,324,074	210,000,001
	2.50		03/29/19	04/01/19	100,000	100,000	100,020,833	Corporate Debt/Obligation, 0.00%, due 04/01/19	105,180,528	105,000,001
	2.52		03/29/19	04/01/19	530,000	530,000	530,111,300	Corporate Debt/Obligation, 0.42% to 8.50%, due 05/22/19 to 11/25/60	600,707,721	565,571,507

Total Wells Fargo Securities LLC						$830,000				$880,571,509

						$12,734,501				$13,347,549,186

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) March 31, 2019	Money Market Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$47,096,968,151	$—	$47,096,968,151

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2019, there were no transfers between levels.

8

Schedule of Investments (unaudited) March 31, 2019	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 53.7%

U.S. Treasury Obligations
U.S. Treasury Bills(a):
2.41%, 04/02/19	$247,700	$247,683,693
2.44%, 04/09/19	683,455	683,090,994
2.42%, 04/11/19	150,000	149,900,917
2.46%, 04/16/19	75,070	74,994,353
2.51%, 04/23/19	94,380	94,237,694
2.44%, 04/30/19	150,000	149,720,000
2.45%, 05/14/19	400,000	398,853,333
2.45%, 05/16/19	27,245	27,163,265
2.44%, 05/28/19	584,700	582,521,668
2.52%, 05/30/19	343,510	342,126,857
2.56%, 06/06/19	87,240	86,840,950
2.35%, 06/20/19	12,400	12,337,311
2.51%, 07/25/19	275,000	272,852,495
2.52%, 08/15/19	37,410	37,063,750
2.52%, 08/22/19	175,000	173,293,434
2.53%, 08/29/19	200,000	197,954,167
2.57%, 01/30/20	33,470	32,766,237
2.46%, 02/27/20	30,885	30,207,109

Security	Par (000)	Value

U.S. Treasury Obligations (continued):
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.07%), 2.49%, 04/30/19(b)	$117,720	$117,719,675
3.13%, 05/15/19	5,785	5,789,557
1.25%-1.63%, 06/30/19	71,045	70,836,314
0.75%, 07/15/19	3,765	3,746,240
(3 mo.Treasury money market yield + 0.06%), 1.38%-2.48%, 07/31/19(b)	103,525	103,483,817
1.00%, 09/30/19	11,060	10,976,856
2.47%, 10/31/19(c)	58,025	58,029,348
2.42%, 01/31/20(c)	692,960	692,845,731
2.46%, 04/30/20(c)	146,470	146,487,266
2.47%, 07/31/20(c)	70,000	70,000,000
2.47%, 10/31/20(c)	50,000	49,917,414
2.54%, 01/31/21(c)	257,750	257,650,696

Total U.S. Treasury Obligations — 53.7% (Cost — $5,181,091,141)		5,181,091,141

Total Repurchase Agreements — 52.2%		5,027,736,150

Total Investments — 105.9% (Cost — $10,208,827,291)		10,208,827,291

Liabilities in Excess of Other Assets — (5.9)%		(570,353,770)

Net Assets — 100.0%		$9,638,473,521

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds Including interest	Position	Original Par	Position Received at Value
J.P. Morgan Securities LLC	2.70%	03/29/19	04/01/19	$323,499	$323,499	$323,571,971	U.S. Treasury Obligation, 3.00%, due 10/31/25	323,499,184	$340,482,891
	2.70%	03/29/19	04/01/19	176,501	176,501	176,540,938	U.S. Treasury Obligation, 2.88%, due 10/15/21	176,501,225	181,355,009
	3.38%	03/28/19	04/01/19	500,001	500,001	500,188,518	U.S. Treasury Obligation, 2.88%, due 11/30/25	500,000,740	522,500,774

Total J.P. Morgan Securities LLC					$1,000,001				$1,044,338,674

Bank of Nova Scotia	2.60%	03/29/19	04/01/19	55,735	55,735	55,747,076	U.S. Treasury Obligation, 0.13% to 3.38%, due 11/15/19 to 01/15/23	54,441,400	56,862,097

1

Schedule of Investments (unaudited) (continued) March 31, 2019	Treasury Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds Including interest	Position	Original Par	Position Received at Value
Barclays Capital, Inc.	2.30%		03/29/19	04/01/19	$500,000	$500,000	$500,095,833	U.S. Treasury Obligation, 2.50% to 4.63%, due 01/31/24 to 02/15/40	$436,492,900	$510,000,030
	2.60%		03/29/19	04/01/19	25,000	25,000	25,005,417	U.S. Treasury Obligation, 2.88%, due 11/15/46	24,958,100	25,500,022

Total Barclays Capital, Inc.						$525,000				$535,500,052

BNP Paribas Securities Corp.	2.59%		03/29/19	04/01/19	$362,000	$362,000	$362,078,132	U.S. Treasury Obligation, 0.00% to 6.63%, due 11/15/22 to 02/15/47	$307,213,863	$369,240,000
Citigroup Global Markets, Inc.	2.59	%(a)	03/29/19	04/01/19	270,000	270,000	270,058,275	U.S. Treasury Obligation, 0.13% to 7.13%, due 12/15/19 to 02/15/45	264,221,017	275,569,471
Credit Agricole Corp.	2.59	%(a)	03/29/19	04/01/19	595,000	595,000	595,128,421	U.S. Treasury Obligation, 0.00% to 3.75%, due 04/25/19 to 11/15/43	589,716,601	606,900,017
HSBC Securities (USA), Inc.	2.58%		03/29/19	04/01/19	171,000	171,000	171,036,765	U.S. Treasury Obligation, 0.00% to 2.63%, due 07/15/21 to 08/15/46	222,571,740	174,420,062
	2.58%		03/29/19	04/01/19	200,000	200,000	200,043,000	U.S. Treasury Obligation, 0.00% to 6.50%, due 04/23/19 to 11/15/26	191,395,900	204,000,094

Total HSBC Securities (USA), Inc.						$371,000				$378,420,156

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55%		03/29/19	04/01/19	14,000	14,000	14,002,975	U.S. Treasury Obligation, 2.51%, due 01/31/21	14,237,700	14,280,065
Mufg Securities Americas Inc.	2.55%		03/29/19	04/01/19	150,000	150,000	150,031,875	U.S. Treasury Obligation, 1.50% to 3.00%, due 11/30/19 to 11/15/44	152,673,600	153,000,079
Natixis SA	2.55%		03/29/19	04/01/19	250,000	250,000	250,053,125	U.S. Treasury Obligation, 0.13% to 6.63%, due 01/15/20 to 05/15/48	222,995,200	255,000,000
	2.55%		03/29/19	04/01/19	290,000	290,000	290,061,625	U.S. Treasury Obligation, 0.00% to 6.63%, due 01/02/20 to 08/15/47	291,242,600	295,800,062

Total Natixis SA						$540,000				$550,800,062

SG Americas Securities LLC	2.53%		03/29/19	04/01/19	800,000	800,000	800,168,667	U.S. Treasury Obligation, 0.00% to 3.38%, due 05/15/19 to 05/15/48	889,689,401	816,000,000
TD Securities (USA) LLC	2.58%		03/29/19	04/01/19	130,000	130,000	130,027,950	U.S. Treasury Obligation, 1.25% to 2.38%, due 08/31/19 to 05/15/26	133,565,100	132,600,064
Wells Fargo Securities LLC	2.60%		03/29/19	04/01/19	215,000	215,000	215,046,583	U.S. Treasury Obligation, 0.13% to 3.00%, due 07/15/20 to 02/15/49	193,261,800	219,300,000

						$5,027,736				$5,152,810,737

(a)	Traded in a joint account.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$10,208,827,291	$—	$10,208,827,291

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2019, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 20, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 20, 2019